Notes Receivable (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Notes Receivable (Textual)
Notes receivable	$ 81,123	$ 78,520
Maturity period of due note	At various times during 2021-2023
Notes receivable, interest rate, minimum	2.80%
Notes receivable, interest rate, maximum	3.57%